Prepayment for Long-Term Assets (Details) - Schedule of prepayment for long-term assets - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of prepayment for long-term assets [Abstract]
Balance at beginning	$ 66,083,041	$ 49,040,338
Prepayments made for fishing vessels’ construction	32,853,567	125,747,916
Reclassification to construction-in-progress and fishing vessels	(70,273,034)	(112,834,725)
Foreign currency fluctuation	1,450,766	4,129,512
Balance at ending	$ 30,114,340	$ 66,083,041